Statements of Consolidated Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statements of Consolidated Income [Abstract]
Net sales	$ 4,825,743	$ 4,605,289	$ 3,757,933
Cost of products sold	2,973,137	2,814,729	2,506,504
Cost of products sold - restructuring	54,089	3,870	0
Gross Profit	1,798,517	1,786,690	1,251,429
Selling, distribution, and administrative expenses	863,114	878,221	673,565
Amortization	73,844	73,657	38,823
Impairment charges	17,599	11,658	1,491
Merger and integration costs	11,194	33,692	72,666
Other restructuring costs	47,868	1,841	10,229
Other operating expense (income) - net	626	(3,288)	2,380
Operating Income	784,272	790,909	452,275
Interest income	2,512	2,793	6,993
Interest expense	(69,594)	(65,187)	(62,478)
Other (expense) income - net	(26)	2,238	(725)
Income Before Income Taxes	717,164	730,753	396,065
Income taxes	237,682	236,615	130,112
Net Income	$ 479,482	$ 494,138	$ 265,953
Earnings per common share:
Net Income, in USD per share	$ 4.06	$ 4.15	$ 3.11
Net Income - Assuming Dilution, in USD per share	$ 4.05	$ 4.15	$ 3.11